Cover	Feb. 25, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity File Number	001-40695
Entity Registrant Name	Dole plc
Entity Central Index Key	0001857475
Current Fiscal Year End Date	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1610692
Entity Address, Address Line One	29 North Anne Street,
Entity Address, City or Town	Dublin 7
Entity Address, Country	IE
Entity Address, Postal Zip Code	D07 PH36,
City Area Code	353
Local Phone Number	1-887-2600
Title of 12(b) Security	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	DOLE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Other Address
Document Information [Line Items]
Entity Address, Address Line One	101 South Tryon Street, Suite 600
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Country	US
Entity Address, Postal Zip Code	28280